IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Schedule of Total Non Trading Credit Risk Exposures
Total non-trading exposures at default by industry sector, excluding the impact of collateral, as at October 31, 2019 and 2018, based on the Basel III classifications, are as follows:

(Canadian $ in millions)	Drawn		Commitments (undrawn)		OTC derivatives		Other off-balance sheet items		Repo-style transactions		Total (1)
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Financial institutions	117,959	102,552	24,010	21,741	974	1,649	6,402	5,016	203,084	177,094	352,429	308,052
Governments	58,051	44,552	1,665	2,118	9	1	894	667	8,452	8,401	69,071	55,739
Manufacturing	26,266	22,580	16,581	13,490	12	10	1,494	1,396	–	–	44,353	37,476
Real estate	37,146	31,534	8,948	8,170	1	1	861	820	–	–	46,956	40,525
Retail trade	22,529	19,961	3,974	3,617	–	–	601	559	–	–	27,104	24,137
Service industries	46,612	39,067	13,304	12,666	12	1	2,996	2,389	–	–	62,924	54,123
Wholesale trade	16,843	14,659	5,273	4,531	1	2	564	436	–	–	22,681	19,628
Oil and gas	13,406	9,131	11,302	10,410	–	–	1,802	1,804	–	–	26,510	21,345
Individual	198,214	190,688	51,433	47,586	–	–	115	126	–	–	249,762	238,400
Others (2)	40,573	35,617	19,814	18,197	68	88	6,866	6,474	–	–	67,321	60,376
Total exposure at default	577,599	510,341	156,304	142,526	1,077	1,752	22,595	19,687	211,536	185,495	969,111	859,801

(1)	Credit exposure excluding equity, securitization, trading book and other assets such as non-significant investments, goodwill, deferred tax asset and intangibles.
(2)	Includes industries having a total exposure of less than 2%.

Summary of Loan Maturities and Interest Rate Sensitivity
The following table presents gross loans and acceptances by contractual maturity and by country of ultimate risk:

(Canadian $ in millions)	1 year or less		Over 1 year to 5 years		Over 5 years		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Canada
Consumer	58,580	54,375	113,162	109,991	4,432	4,199	176,174	168,565
Commercial and corporate (excluding real estate)	65,534	57,530	16,591	14,862	1,973	1,750	84,098	74,142
Commercial real estate	7,928	7,397	11,647	10,143	2,298	1,275	21,873	18,815
United States	37,867	33,688	87,443	73,470	33,423	25,955	158,733	133,113
Other countries	9,214	8,628	996	658	449	294	10,659	9,580
Total	179,123	161,618	229,839	209,124	42,575	33,473	451,537	404,215

Summary of Net Loans and Acceptances by Interest Rate Sensitivity
The following table presents net loans and acceptances by interest rate sensitivity:

(Canadian $ in millions)	2019	2018
Fixed rate	217,002	193,661
Floating rate	209,092	190,330
Non-interest sensitive (1)	23,593	18,585
Total	449,687	402,576

(1)	Non-interest sensitive is comprised of customers’ liability under acceptances.

Material presented in a blue-tinted font above is an integral part of the 2019 audited annual consolidated financial statements (refer to page 68).

Summary Total Trading Value at Risk (VaR) Summary

As at or for the year ended October 31 (pre-tax Canadian $ equivalent in millions)	2019				2018
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	1.0	1.4	4.9	0.6	0.7	0.9	13.6	0.3
Equity VaR	3.0	4.6	12.6	2.5	4.4	4.4	7.8	2.9
Foreign exchange VaR	0.5	0.5	1.4	0.2	0.5	0.6	2.2	0.1
Interest rate VaR	9.9	6.5	10.6	4.3	6.1	5.9	8.7	3.6
Credit VaR	5.1	5.8	9.2	4.0	7.4	2.6	7.4	1.5
Diversification	(10.9)	(9.8)	nm	nm	(8.3)	(6.8)	nm	nm
Total Trading VaR	8.6	9.0	17.2	5.8	10.8	7.6	17.5	4.7
Total Trading SVaR	19.2	31.7	69.6	16.5	56.3	26.8	56.3	16.6

(1)	One-day measure using a 99% confidence interval. Gains are presented in brackets and losses are presented as positive numbers.
(2)	Stressed VaR is produced weekly.
nm	– not meaningful

Structural Interest Rate Sensitivity
Structural Interest Rate Sensitivity
(1)

	As at October 31, 2019		As at October 31, 2018
(Pre-tax Canadian $ equivalent in millions)	Economic value sensitivity	Earnings sensitivity over the next 12 months	Economic value sensitivity	Earnings sensitivity over the next 12 months
100 basis point increase	(883.4)	46.6	(1,079.2)	136.5
100 basis point decrease	215.6	(80.3)	626.5	(304.1)

(1)	Losses are presented in brackets and gains are presented as positive numbers.

Summary of Remaining Contractual Maturity

										2019
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	47,844	–	–	–	–	–	–	–	959	48,803
Interest bearing deposits with banks	4,088	1,893	1,081	714	211	–	–	–	–	7,987
Securities	2,680	3,420	2,797	3,508	4,670	15,001	46,687	66,005	44,670	189,438
Securities borrowed or purchased under resale agreements	75,936	21,562	4,819	859	518	–	310	–	–	104,004
Loans
Residential mortgages	1,691	2,059	5,285	6,818	7,138	22,309	68,143	10,297	–	123,740
Consumer instalment and other personal	645	519	991	1,272	1,502	4,823	22,391	11,947	23,646	67,736
Credit cards	–	–	–	–	–	–	–	–	8,859	8,859
Business and government	12,490	7,072	6,168	7,760	6,547	24,687	87,486	20,331	55,068	227,609
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,850)	(1,850)
Total loans and acceptances, net of allowance	14,826	9,650	12,444	15,850	15,187	51,819	178,020	42,575	85,723	426,094
Other Assets
Derivative instruments	1,209	1,867	877	830	911	2,375	5,095	8,980	–	22,144
Customers’ liability under acceptances	20,694	2,562	173	159	5	–	–	–	–	23,593
Other	1,951	593	245	12	5	7	5	4,475	22,839	30,132
Total other assets	23,854	5,022	1,295	1,001	921	2,382	5,100	13,455	22,839	75,869
Total Assets	169,228	41,547	22,436	21,932	21,507	69,202	230,117	122,035	154,191	852,195

										2019
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1)
Banks	12,177	4,187	1,215	319	1,174	–	–	201	4,543	23,816
Business and government	21,088	28,511	21,209	22,334	18,023	22,983	49,292	11,759	147,958	343,157
Individuals	3,607	8,932	12,080	13,390	15,706	11,418	13,257	2,031	120,749	201,170
Total deposits	36,872	41,630	34,504	36,043	34,903	34,401	62,549	13,991	273,250	568,143
Other liabilities
Derivative instruments	1,329	2,574	1,240	970	1,032	2,985	6,798	6,670	–	23,598
Acceptances	20,694	2,562	173	159	5	–	–	–	–	23,593
Securities sold but not yet purchased	26,253	–	–	–	–	–	–	–	–	26,253
Securities lent or sold under repurchase agreements	83,681	1,459	760	450	–	–	306	–	–	86,656
Current tax liabilities	–	–	–	–	–	–	–	–	55	55
Deferred tax liabilities	–	–	–	–	–	–	–	–	60	60
Securitization and structured entities’ liabilities	1	1,655	1,340	1,033	1,038	5,350	13,779	2,963	–	27,159
Other	12,325	3,188	33	29	74	537	3,596	2,406	16,419	38,607
Total other liabilities	144,283	11,438	3,546	2,641	2,149	8,872	24,479	12,039	16,534	225,981
Subordinated debt	–	–	–	–	–	–	–	6,995	–	6,995
Total Equity	–	–	–	–	–	–	–	–	51,076	51,076
Total Liabilities and Equity	181,155	53,068	38,050	38,684	37,052	43,273	87,028	33,025	340,860	852,195

(1)	Deposits payable on demand and payable after notice have been included under no maturity.

										2019
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,868	3,777	5,698	8,832	12,511	21,574	102,113	5,643	–	162,016
Backstop liquidity facilities	–	–	–	–	–	–	5,550	–	–	5,550
Operating leases	32	66	98	97	96	361	931	2,119	–	3,800
Securities lending	4,102	–	–	–	–	–	–	–	–	4,102
Purchase obligations	53	98	138	133	137	111	187	69	–	926

(1)
Commitments to extend credit exclude personal line
s
of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

Material presented in a blue-tinted font above is an integral part of the 2019 audited annual consolidated financial statements (refer to page 68).

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	41,162	–	–	–	–	–	–	–	980	42,142
Interest bearing deposits with banks	4,964	1,717	1,037	457	112	18	–	–	–	8,305
Securities	4,522	4,283	5,049	7,749	4,943	11,854	32,480	56,004	54,051	180,935
Securities borrowed or purchased under resale agreements	67,804	12,732	2,490	1,781	191	53	–	–	–	85,051
Loans
Residential mortgages	1,782	1,848	4,343	6,306	4,769	24,522	64,636	11,414	–	119,620
Consumer instalment and other personal	607	440	1,026	1,143	943	5,414	19,910	9,812	23,930	63,225
Credit cards	–	–	–	–	–	–	–	–	8,329	8,329
Business and government	13,088	5,921	7,126	6,779	6,218	19,543	75,099	12,247	48,435	194,456
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,639)	(1,639)
Total loans and acceptances, net of allowance	15,477	8,209	12,495	14,228	11,930	49,479	159,645	33,473	79,055	383,991
Other Assets
Derivative instruments	2,033	3,379	1,638	1,002	797	3,333	5,816	7,424	–	25,422
Customers’ liability under acceptances	16,529	1,988	65	3	–	–	–	–	–	18,585
Other	1,740	506	189	26	6	17	20	4,824	21,534	28,862
Total other assets	20,302	5,873	1,892	1,031	803	3,350	5,836	12,248	21,534	72,869
Total Assets	154,231	32,814	22,963	25,246	17,979	64,754	197,961	101,725	155,620	773,293

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1)
Banks	16,966	6,032	1,200	227	106	–	–	–	3,376	27,907
Business and government	23,524	32,231	22,713	15,893	8,629	22,418	48,684	11,809	126,276	312,177
Individuals	2,582	6,455	7,953	7,619	10,536	11,736	16,327	2,582	115,054	180,844
Total deposits	43,072	44,718	31,866	23,739	19,271	34,154	65,011	14,391	244,706	520,928
Other liabilities
Derivative instruments	1,496	2,445	1,610	904	631	3,741	6,092	6,710	–	23,629
Acceptances	16,529	1,988	65	3	–	–	–	–	–	18,585
Securities sold but not yet purchased	28,804	–	–	–	–	–	–	–	–	28,804
Securities lent or sold under repurchase agreements	63,496	2,249	8	931	–	–	–	–	–	66,684
Current tax liabilities	–	–	–	–	–	–	–	–	50	50
Deferred tax liabilities	–	–	–	–	–	–	–	–	74	74
Securitization and structured entities’ liabilities	1,044	1,084	475	512	588	4,912	13,398	3,038	–	25,051
Other	8,548	5,568	44	34	184	789	4,455	1,905	15,458	36,985
Total other liabilities	119,917	13,334	2,202	2,384	1,403	9,442	23,945	11,653	15,582	199,862
Subordinated debt	–	–	–	–	–	–	–	6,782	–	6,782
Total Equity	–	–	–	–	–	–	–	–	45,721	45,721
Total Liabilities and Equity	162,989	58,052	34,068	26,123	20,674	43,596	88,956	32,826	306,009	773,293

(1)	Deposits payable on demand and payable after notice have been included under no maturity.

										2018
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,472	3,610	6,892	9,620	11,345	21,056	84,295	3,144	–	141,434
Backstop liquidity facilities	–	–	–	–	–	–	5,627	–	–	5,627
Operating leases	34	70	99	101	100	358	770	1,210	–	2,742
Securities lending	4,939	–	–	–	–	–	–	–	–	4,939
Purchase obligations	56	388	153	155	158	615	186	82	–	1,793

(1)
Commitments to extend credit exclude personal line
s
of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.